Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
March 31, 2022

Shares		Cost	Value
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY
	Apparel Retail - 2.3%
9,667	Boot Barn Holdings, Inc. *	$819,826	$916,335
	Automotive Retail - 2.2%
9,232	Penske Automotive Group, Inc.	699,515	865,223
	Diversified Consumer Services - 3.8%
15,074	Carriage Services, Inc.	769,706	803,896
47,350	Mister Car Wash, Inc. *	817,964	700,307
	Homebuilding - 0.7%
4,499	Hovnanian Enterprises, Inc., Class A *	428,832	265,891
	Hotels, Resorts & Cruise Lines - 2.3%
17,225	Hilton Grand Vacations, Inc. *	880,568	895,872
	Leisure Products - 1.0%
6,683	YETI Holdings, Inc. *	283,443	400,846
	Specialty Retail - 4.7%
43,380	Petco Health & Wellness Co, Inc. +*	828,432	848,946
23,582	TravelCenters of America, Inc. *	1,305,678	1,013,083
	Specialty Stores - 4.9%
30,620	Academy Sports & Outdoors, Inc.	1,056,479	1,206,428
18,459	MarineMax, Inc. *	470,559	743,160
Total Consumer Discretionary		8,361,002	8,659,987

CONSUMER STAPLES
	Food Products - 1.8%
34,992	BRC, Inc. *	562,465	730,283
Total Consumer Staples		562,465	730,283

ENERGY
	Oil, Gas & Consumable Fuels - 5.1%
17,745	Civitas Resources, Inc.	974,532	1,059,554
37,995	CVR Energy, Inc. +	821,198	970,392
Total Energy		1,795,730	2,029,946

HEALTH CARE
	Biotechnology - 2.3%
109,085	Catalyst Pharmaceuticals, Inc. *	898,951	904,314
	Health Care Equipment - 1.7%
86,738	AxoGen, Inc. *	929,578	688,700
	Pharmaceuticals - 3.1%
33,940	Amphastar Pharmaceuticals, Inc. *	856,085	1,218,446
Total Health Care		2,684,614	2,811,460

INDUSTRIALS
	Air Freight & Logistics - 2.5%
12,738	Hub Group, Inc., Class A *	845,291	983,501
	Building Products - 2.7%
41,585	Tecnoglass, Inc. +	477,009	1,049,605
	Commercial Services & Supplies - 2.1%
44,612	Aris Water Solution, Inc.	614,219	811,938
	Construction & Engineering - 4.6%
9,003	MasTec, Inc. +*	849,246	784,162
7,921	NV5 Global, Inc. *	721,759	1,055,869
	Diversified Support Services - 2.0%
30,406	Driven Brands Holdings, Inc. *	877,934	799,070
	Electrical Components & Equipment - 2.6%
9,148	Encore Wire Corp.	651,268	1,043,512
	Machinery - 2.8%
11,172	EnPro Industries, Inc.	1,219,494	1,091,840
	Marine - 2.2%
12,294	Kirby Corp. *	773,986	887,504
	Professional Services - 1.9%
18,847	Heidrick & Struggles International, Inc.	812,031	745,964
	Trading Companies & Distributors - 6.6%
6,777	Herc Holdings, Inc.	1,152,334	1,132,369
22,699	Textainer Group Holdings Ltd. +	826,274	864,151
22,543	Titan Machinery, Inc. *	660,200	637,065
	Trucking - 2.7%
107,597	Daseke, Inc. *	875,606	1,083,502
Total Industrials		11,356,651	12,970,052

INFORMATION TECHNOLOGY
	Communications Equipment - 3.8%
38,836	ADTRAN, Inc.	798,773	716,524
18,830	Calix, Inc. *	827,391	807,996
	Electronic Equipment & Instruments - 1.5%
37,536	Identiv, Inc. *	577,253	606,957
	Electronic Manufacturing Services - 2.7%
10,091	Fabrinet *	1,191,589	1,060,867
	Internet Services & Infrastructure - 2.2%
166,391	Limelight Networks, Inc. +*	810,016	868,561
	IT Consulting & Other Services - 2.4%
136,673	Information Services Group, Inc.	1,047,779	930,743
	Semiconductors - 2.3%
35,322	SMART Global Holdings, Inc. *	1,044,697	912,367
	Semiconductor Equipment - 6.4%
63,201	ACM Research, Inc., Class A *	1,434,171	1,307,629
16,311	Axcelis Technologies, Inc. *	1,033,892	1,231,970
	Software - 0.7%
55,022	Voyager Digital Ltd. *	240,294	293,817
	Technology Hardware, Storage & Peripherals - 2.9%
45,743	Stratasys Ltd. *	1,069,415	1,161,415
Total Information Technology		10,075,270	9,898,846

MATERIALS
	Metals & Mining - 4.3%
30,343	Century Aluminum Co. *	836,569	798,324
23,700	Lithium Americas Corp. *	807,468	912,213
Total Materials		1,644,037	1,710,537

Total Common Stocks		36,479,769	38,811,111

SHORT-TERM INVESTMENT - 2.6%
Money Market Deposit Account - 2.6%
1,046,915	U.S. Bank N.A., 0.01% ^	1,046,915	1,046,915
Total Money Market Deposit Account		1,046,915	1,046,915

Total Short-Term Investment		$1,046,915	1,046,915

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.8%
Investment Company - 12.8%
5,075,161	Mount Vernon Liquid Asset Portfolio, LLC, 0.41% #	5,075,161	5,075,161
Total Investment Company		5,075,161	5,075,161

Total Investments Purchased with the Cash Proceeds from Securities Lending		5,075,161	5,075,161

Total Investments - 113.2%		$42,601,845	44,933,187
Other Assets and Liabilities, Net - (13.2)%			(5,229,287)
TOTAL NET ASSETS - 100.0%			$39,703,900

ADR	American Depository Receipt
*	Non Income Producing.
+	All or a portion of this security was out on loan at March 31, 2022. Total loaned securities had a market value of $4,931,058 at March 31, 2022.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

#	The rate shown is the annualized seven day effective yield as of March 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2022:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$38,811,111	$-	$-	$38,811,111
Short-Term Investment	-	1,046,915	-	-	1,046,915
Investment Purchased with the Cash Proceeds from Securities Lending*	5,075,161	-	-	-	5,075,161
Total Investments in Securities	$5,075,161	$39,858,026	$-	$-	$44,933,187

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Refer to the Schedule of Investments for further information on the classification of investments.